TRANSAMERICA SERIES TRUST

Transamerica Clarion Global Real Estate
Securities VP

Supplement to the Currently Effective
Prospectus, Summary Prospectus and Statement of Additional Information

* * *
Effective on or about November 1, 2018, Transamerica Asset Management, Inc. ("TAM") will terminate its investment sub-advisory agreement with CBRE
Clarion Securities LLC ("Clarion") with respect to Transamerica Clarion Global Real Estate Securities VP (the "portfolio") and will enter into a new investment sub-advisory agreement with BlackRock Investment Management, LLC
("BlackRock Investment Management") with respect to the portfolio. BlackRock International Limited ("BlackRock International") and BlackRock (Singapore) Limited ("BlackRock Singapore") will serve as sub-sub-advisers to the portfolio under BlackRock Investment Management. An information statement will be made available to investors which will provide certain information about the BlackRock Sub-Advisers and the terms of the new sub-advisory agreement with BlackRock Investment Management.
In connection with the change in sub-adviser: (i) the portfolio will be renamed;
(ii) the portfolio's principal investment objective, principal investment strategies and principal risks will change; (iii) the portfolio will have lower management fee
and sub-advisory fee schedules; and (iv) the portfolio will have a new primary benchmark. These changes are described below.
TAM will continue to serve as the portfolio's investment manager.

* * *
Effective on or about November 1, 2018, Transamerica Clarion Global Real Estate Securities VP will be renamed Transamerica BlackRock Global Real Estate Securities VP and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolio:

INVESTMENT OBJECTIVE:

The portfolio's investment objective will be as follows:

Seeks to maximize total return.

OPERATING EXPENSES:

The "Annual Fund Operating Expenses" table included in the "Fees and Expenses" section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay
each year as a percentage of the value of your investment)
Class
I
n
i
t
i
a
l
S
e
r
v
i
c
e
Management fees1
0
..
7
7
%
0
..
7
7
%
Distribution and service (12b-1) fees
0
..
0
0
%
0
..
2
5
%
Other expenses
0
..
1
3
%
0
..
1
3
%
Total annual fund operating expenses2
0
..
9
0
%
1
..
1
5
%
1   Management fees have been restated to reflect a reduction in management fees effective
November 1, 2018.
2 Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets in the financial highlights table, which do not reflect the reduction in management fees effective November 1, 2018.

The "Example" table included in the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:


1

y
e
a
r
3

y
e
a
r
s
5

y
e
a
r
s
1
0

y
e
a
r
s
I
n
i
t
i
a
l

C
l
a
s
s
$
9
2
$
2
8
7
$
4
9
8
$
1
,
1
0
8
S
e
r
v
i
c
e

C
l
a
s
s
$
1
1
7
$
3
6
5
$
6
3
3
$
1
,
3
9
8


PRINCIPAL INVESTMENT STRATEGIES:
The "Principal Investment Strategies" section included in the Prospectus and Summary Prospectus is deleted in its entirety and replaced with the following:
Under normal conditions, the portfolio's sub-adviser, BlackRock Investment Management, LLC, and the fund's sub-sub- advisers, BlackRock
International Limited and BlackRock Singapore Limited (collectively, the "sub-adviser"), will invest at least 80% of the portfolio's net assets
(plus the
amount of borrowings, if any, for investment purposes) in equity securities of issuers that are principally engaged in the real estate industry. The sub-adviser considers issuers principally engaged in the real estate industry to be companies that derive their intrinsic value from the ownership, operation, development, construction, financing, management or sale of commercial, industrial or residential real estate and similar activities. These companies may include real estate investment trusts ("REITs"), real estate operating companies whose businesses and services are related to the real estate industry and real estate holding companies. Under normal market conditions, the portfolio invests at least 40% of its net assets (or, if conditions are not favorable, at least 30% of its net assets) in non-U.S. issuers directly or through depositary receipts. The portfolio's portfolio normally will be composed of investments in issuers that are economically tied to at least three different countries, including the United States. The portfolio may invest in emerging markets. The portfolio primarily buys common stock but also can invest in preferred stock and convertible securities.

The sub-adviser may engage in frequent and active trading of portfolio investments to achieve the portfolio's investment objective. The portfolio does not directly invest in real estate.

The sub-adviser may, when consistent with the portfolio's investment objective, use futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps (collectively, commonly known as derivatives), for purposes of managing risk or to enhance total return. The portfolio may use foreign exchange swaps, spots and forward contracts to maintain the currency exposure against the benchmark. The portfolio may also use derivatives for leverage.

The portfolio concentrates its investments in securities of issuers in the real estate industry. This portfolio is non-diversified.
PRINCIPAL RISKS:

The portfolio will no longer be subject to the following principal risks:
Fixed Income
Securities; Interest Rate; and Prepayment or Call. These risks will be removed from the "Principal Risks" section of the Prospectus and Summary Prospectus. In addition, the following principal risks will be added to the "Principal Risks" section of the
Prospectus and Summary Prospectus as principal risks of investing in the portfolio:

Currency Hedging - The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument.

Derivatives - Using derivatives exposes the portfolio to additional risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the portfolio. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the portfolio. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, or disrupt markets. For additional information regarding derivatives, see "More on Risks of Investing in the Portfolios - More on Principal Risks: Derivatives" in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the portfolio. If the proposed rule, or a different rule, takes effect, it could limit the ability of the portfolio to invest in derivatives.


Growth Stocks - Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors "value" stocks.
Leveraging - The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio's assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations or meet segregation requirements.
Liquidity - The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling to make a market for certain securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of securities for an extended period (for example, several weeks or even longer).
Preferred Stock - Preferred stock's right to dividends and liquidation proceeds is junior to the rights of a company's debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company's creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.
Warrants and Rights - Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company, and cease to have value if not exercised prior to the expiration date.

PERFORMANCE:

The portfolio's new primary benchmark will be the S&P Developed Property Net Total Return Index.

The "Average Annual Total Returns" table included in the "Performance" section of the Prospectus and Summary Prospectus will be deleted in its entirety and replaced with the following:

Average Annual Total Returns (periods ended December
31, 2017)


1

Y
e
a
r
5
Y
e
a
r
s
1
0
Y
e
a
r
s
I
n
c
e
p
t
i
o
n

D
a
t
e
I
n
i
t
i
a
l

C
l
a
s
s
1
1
..
3
2
%
5
..
6
1
%
3
..
2
7
%
0
5
/
0
1
/
1
9
9
8
S
e
r
v
i
c
e

C
l
a
s
s
1
1
..
0
1
%
5
..
3
6
%
3
..
0
1
%
0
5
/
0
1
/
2
0
0
3
S
&
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o
p
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d

P
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y

N
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(
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,

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a
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)
1
1
2
..
1
8
%
7
..
0
5
%
3
..
6
8
%

S
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)
1
3
..
2
3
%
7
..
9
7
%
4
..
5
9
%

1   Effective November 1, 2018, the S&P Developed Property Net Total Return
Index
became the portfolio's benchmark in order to make   more meaningful comparisons
of
the portfolio's performance relative to the investment strategies it employs. Prior to that date, the portfolio's benchmark was the S&P Developed Property Index.


The portfolio's sub-adviser and sub-sub-advisers will be as follows:

SUB-ADVISER:
BlackRock Investment Management, LLC, a wholly owned and indirect subsidiary of BlackRock, Inc., has been a registered investment adviser since 1988. As of June 30, 2018, BlackRock, Inc. had approximately $ 6.3 trillion in total assets under management. BlackRock Investment Management's principal business address is 1 University Square Drive, Princeton, NJ 08540. SUB-SUB-ADVISERS:
BlackRock International and BlackRock Singapore, each a registered investment adviser, serve as sub-sub-advisers to the portfolio. BlackRock International is located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom. BlackRock Singapore is located at 20 Anson
Road, #18-01, Singapore, 079912. BlackRock International and BlackRock Singapore are both wholly-owned subsidiaries of BlackRock, Inc. and each serve as sub-sub-advisers pursuant to a Sub-Sub-Advisory Agreement with BlackRock Investment Management.

PORTFOLIO MANAGERS:
The portfolio's portfolio managers will be as follows:
Name	Sub-Adviser	Positions Over Past
Five Years


M
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	Offic
er of the Global Real Asset Securities Group.

MANAGEMENT FEES:
TAM will receive compensation from the portfolio, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the portfolio's average daily net assets) indicated below:

First $250 million
.......................................................................
................... 0.77%
Over $250 million up to $500 million
.......................................................... 0.75%
Over $500 million up to $750 million
.......................................................... 0.70% Over
$750 million
..........................................................................
............... 0.68%

SUB-ADVISORY FEES:

BlackRock Investment Management will receive monthly compensation from TAM at the annual rate of a specified percentage, indicated below, of the portfolio's average daily net assets:

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*   The average daily net assets for purposes of calculating sub-advisory fees will be determined on a
combined basis with Transamerica Global Real Estate   Securities.
* * *
Investors Should Retain this Supplement for
Future Reference

August 24, 2018